BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

10. BORROWINGS

	As of December 31,
	2018	2019
	RMB	RMB	US$
Short-term bank borrowing	8,000	—	—
Long-term borrowings, current portion
Bank borrowings	—	34,965	5,022
Borrowing from TTCO	72,787	226,969	32,602
	72,787	261,934	37,624

Long-term borrowings, non-current portion
Borrowing from TTCO	226,969	—	—
Bank borrowings	—	310,355	44,580
	226,969	310,355	44,580

Total borrowings	307,756	572,289	82,204

The short-term bank borrowing outstanding as of December 31, 2018 was personally guaranteed by Ms. Qian Zhiya and fully repaid in the year of 2019. During the year of 2019, the Group obtained a loan facility from Shanghai Pudong Development Bank for which Mr. Lu Zhengyao and Ms. Qian Zhiya has provided personal guarantees, and Beijing WFOE and Luckin TJ also provided a corporate guarantee. The loan facility as well as the personal guarantees provided by Mr. Lu Zhengyao and Ms. Qian Zhiya were settled by the end of 2019.

In July 2018, the Group got a borrowing of RMB300,000 from TTCO Trust Corporation Limited (“TTCO”) with a two-year maturity and an annual interest rate of 8%. The borrowing was denominated in RMB. The proceeds were used for general corporate and certain capital expenditure. To secure the Group’s obligation under the borrowing, Beijing WFOE provided a corporate guarantee and Mr. Lu Zhengyao and Ms. Qian Zhiya provided personal guarantees. Capitalized interest was nil, RMB539 and RMB694 (US$100) for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively. The borrowing has been fully repaid by April 2020.

In October 2019, the Group obtained new loans in the amount of RMB176,440  (US$25,344) and RMB173,210 (US$24,880) from Industrial and Commercial Bank of China Xiamen Branch (the “ICBC Xiamen Branch”) and Bank of China Limited Xiamen Branch (the “BOC Xiamen Branch”), respectively, with ten-year maturities and an annual interest rate of 4.66%. The interest rate is calculated based on the five-year loan prime rate minus 19.5 basis points. These loans are for the purchase of Xiamen office building and collateralized by a pledge of building in the PRC with carrying values of RMB663,790 (US$ 95,347) as of December 31 2019. Beijing WFOE and Luckin TJ also provided a corporate guarantee for these two bank borrowings from ICBC Xiamen Branch and BOC Xiamen Branch and Mr. Lu Zhengyao and Ms. Qian Zhiya, provided personal guarantees for the bank borrowing from BOC Xiamen Branch. These loans have been fully settled by the end of April 2020.

All the borrowings as of December 31, 2019 were early repaid and all the guarantees provided by Mr. Lu Zhengyao and Ms. Qian Zhiya were terminated by June 2020.